GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Note Payment Detail
Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance
A	36159LAR7	0.38625%	477,500,000.00	477,500,000.00	0.00	169,064.84	169,064.84	477,500,000.00
B	36159LAS5	0.55625%	17,500,000.00	17,500,000.00	0.00	8,923.18	8,923.18	17,500,000.00
C	36159LAT3	0.74625%	5,000,000.00	5,000,000.00	0.00	3,420.31	3,420.31	5,000,000.00
TOTALS			500,000,000.00	500,000,000.00	0.00	181,408.33	181,408.33	500,000,000.00

Beginning of Month Balance	7,162,628,939.26
New Volume	1,713,078,398.31
Principal Collections	2,009,048,488.29
Defaulted Amount	6,844,915.69
End of Month Balance	6,859,813,933.59
Annualized Yield	7.87%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	2,009,048,488.29	0.00	2,009,048,488.29
Non Principal Collections	48,314,771.21	0.00	48,314,771.21
Total Collections	2,057,363,259.50	0.00	2,057,363,259.50
Defaults
Default Amount	6,844,915.69	0.00	6,844,915.69
Series Allocation Percentage			6.98%
Investor Default Amount			477,821.46
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Allocation of Available Non Principal Collections
Series Allocation Percentage			6.98%
Available Non Principal Collections Allocated to Series				3,372,698.18
Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series				3,372,698.18
(i)	(A)	Amount to Indenture Trustee		0.00
	(B)	Amount to Trustee		0.00
	(C)	Amount to Administrator		83.33
	(D)	Amount to Custodian		0.00

(ii)	Noteholder Servicing Fee			833,333.33
	Unpaid Servicer Advances and interest thereon			0.00

(iii)	Class A Monthly Interest			169,064.84
(iv)	Class B Monthly Interest			8,923.18
(v)	Class C Monthly Interest			3,420.31

(vi)	Investor Default Amount (treated as Available Principal Collections)			477,821.46

(vii)	Investor Charge-offs		0.00
	Reimbursement of Investor Charge-offs		0.00
	Unreimbursed Investor Charge-offs		0.00
	Reallocation Principal Collections		0.00
	Reimbursement of Reallocated Principal Collections		0.00
	Unreimbursed Reallocated Principal Collections		0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

(viii)	Amount Required to be Deposited to the Reserve Account			0.00

(ix)	Remaining Amounts due to:
	Indenture Trustee			0.00
	Trustee			0.00
	Administrator			0.00
	Custodian			0.00

(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Excess Non Principal Collections for Series 2006-2	1,880,051.73
Excess Non Principal Collections for Series 2006-3	3,815,690.93
Excess Non Principal Collections for Series 2006-4	4,771,639.73
Excess Non Principal Collections for Series 2007-1	3,789,107.59
Excess Non Principal Collections for Series 2007-2	3,809,549.26
Excess Non Principal Collections for Series 2008-A	1,844,286.43
Excess Non Principal Collections for Series 2008-B	0.00

Total Excess Non Principal Collections	19,910,325.67

Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2008-B	0.00

Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-B	0.00

Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	19,910,325.67

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	140,245,188.28
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	140,723,009.74

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
	Available Principal Collections Treated as Shared Principal Collections	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,547,953,107.15
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-B	0.00

Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	1,547,953,107.15

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Required Enhancement (Series Level Account)

What is the current Tier condition?	None
Required Enhancement Percentage	2.50%
Note Principal Balance	500,000,000.00
Required Enhancement Amount	12,500,000.00

Reserve Account Interest Earnings withdrawn	3,818.58
Beginning Reserve Account Amount	12,500,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	12,500,000.00
Funded Enhancement Amount	0.00
Total Enhancement Amount	12,500,000.00

Enhancement Deficiency	0.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	181,408.33
Disbursements	181,408.33
Ending Balance	0.00
Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00
Free Equity Amount
Note Trust Principal Balance	6,859,813,933.59
Aggregate Collateral Amount for all Series of Notes and Initial Subordinated Amount	5,500,000,000.00
Free Equity Amount	1,359,813,933.59

Minimum Free Equity Percentage	0.00%
Beginning Outstanding Principal Balance	5,500,000,000.00
Total Overconcentration	0.00
Minimum Free Equity Amount	0.00

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	2,009,048,488.29

Principal Collections Allocated to Series 2006-2	140,245,188.28
Principal Collections Allocated to Series 2006-3	280,490,376.55
Principal Collections Allocated to Series 2006-4	350,612,970.69
Principal Collections Allocated to Series 2007-1	280,490,376.55
Principal Collections Allocated to Series 2007-2	280,490,376.55
Principal Collections Allocated to Series 2008-A	210,367,782.42
Principal Collections Allocated to Series 2008-B	0.00
Principal Collections Not Allocated to Any Series and Released to Transferor	466,351,417.25

Total Non Principal Collections	48,314,771.21

Non Principal Collections Allocated to Series 2006-2	3,372,698.18
Non Principal Collections Allocated to Series 2006-3	6,745,396.36
Non Principal Collections Allocated to Series 2006-4	8,431,745.46
Non Principal Collections Allocated to Series 2007-1	6,745,396.36
Non Principal Collections Allocated to Series 2007-2	6,745,396.36
Non Principal Collections Allocated to Series 2008-A	5,059,047.27
Non Principal Collections Allocated to Series 2008-B	0.00

Non Principal Collections Not Allocated to Any Series and Released to Transferor	11,215,091.22

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	28.05%
Prior Monthly Payment Rate	25.47%
Second Prior Monthly Payment Rate	23.52%
3 Month Average Monthly Payment Rate	25.68%

Does Tier 4 Condition apply?		No

The Enhancement Amount is less than the Required Enhancement Amount after giving effect to all deposits to the Reserve		No
Account and adjustments to the Funded Enhancement Amount pursuant to Section 4.12 for two consecutive Payment
Dates?

(7) Reserve Account balance < Reserve Account trigger		No

Reserve Account balance	12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	500,000,000.00
Reserve Account trigger	11,250,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.02%
Prior Month	2.02%
Second Prior Month	2.45%
Third Prior Month	2.45%
Fourth Prior Month	2.50%
Fifth Prior Month	2.46%

(9) Have any new series been issued during the related monthly collection period?		No

(10) Have any account additions or account removals occurred during the related monthly collection period?		No
Number of accounts added / (removed) 0

GE Dealer Floorplan Master Note Trust
2006-2
Payment Date:	6/22/2009
Collection Period Ended:	5/31/2009
Closing Date:	06/30/2006
Next Payment Date:	7/20/2009
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Delinquency
Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding
31 - 60	5.6	0.08%
61 - 90	6.1	0.09%
91 - 120	5.4	0.08%
121 - 150	3.3	0.05%
151 - 180	4.0	0.06%

*Total	24.5	0.36%
*Figures may not foot due to rounding